Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2023
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following as of December 31, 2021, 2022 and 2023:

	2021		2022		2023
Cost of improvements to concession assets	Ps.	3,368,511	Ps.	4,846,404	Ps.	7,791,320